ActivePassive Large Cap Growth Fund (Prospectus Summary): | ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Growth Fund

ACTIVEPASSIVE FUNDS

ActivePassive Large Cap Growth Fund

A series of Advisors Series Trust

Class A Shares

Supplement to the Prospectus

Dated February 28, 2011

Effective immediately, TCW Investment Management Company serves as sub-advisor to the ActivePassive Large Cap Growth Fund.  Accordingly, all references to Transamerica Investment Management, LLC are deleted and replaced with the following information regarding TCW Investment Management Company:

Page 5, sixth full paragraph:

The Advisor generally allocates between 30% and 60% of the Large Cap Growth Fund’s net assets to active management and between 40% and 70% of its net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Russell 1000 ® Growth Index.  The Russell 1000 ® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  The Advisor has hired TCW Investment Management Company (“TCW”) to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.  These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Large Cap Growth Fund.

Please retain this Supplement with your Prospectus for future reference.